SCHEDULE OF DEPOSITS AND OTHER CURRENT ASSETS NET (Details) (Parenthetical) - USD ($)	Jun. 25, 2025	Sep. 30, 2025	Apr. 06, 2025
Defined Benefit Plan Disclosure [Line Items]
Deposit refund		$ 546,069
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Deposit amount			$ 3,000,000
Advertising expense	$ 1,053,000